Share-Based Compensation (Details) - Schedule of Options Granted - Stock Option Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Options Granted [Line Items]
Number of options, Outstanding at beginning of the year	2,939,434	2,142,547	1,884,420
Weighted average exercise price, Outstanding at beginning of the year	$ 5.85	$ 6.02	$ 5.52
Number of options, Granted	53,192	860,492	345,500
Weighted average exercise price, Granted	$ 3.53	$ 5.49	$ 12.14
Number of options, Forfeited and expired	(150,130)	(40,730)	(48,242)
Weighted average exercise price, Forfeited and expired	$ 9.31	$ 6.42	$ 33.11
Number of options, Exercised		(22,875)	(39,131)
Weighted average exercise price, Exercised		$ 6.49	$ 2.89
Number of options, Outstanding at end of the year	2,842,496	2,939,434	2,142,547
Weighted average exercise price, Outstanding at end of the year	$ 5.63	$ 5.85	$ 6.02
Number of options, Exercisable at end of the year	2,245,993	1,953,429	1,613,465
Weighted average exercise price, Exercisable at end of the year	$ 5.53	$ 5.55	$ 4.9